Schedule of Investments
November 30, 2023 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.49%

Adhesives & Sealants - 1.17%
Fuller H B Co.	890	67,355

Beverages - 2.04%
The Coca Cola Company	1,000	58,440
Pepsico, Inc.	353	59,406

		117,846

Biological Products (No Diagnostic Substances) - 1.07%
Neurocrine Biosciences, Inc. (2)	530	61,793

Chemicals & Allied Products - 1.63%
Balchem Corp. (2)	401	50,013
Livent Corp. (2)	3,200	44,032

		94,045

Crude Petroleum & Natural Gas - 1.19%
SM Energy Co.	1,830	68,534

Drilling Oil & Gas Wells - 1.56%
Helmerich & Payne, Inc.	1,285	46,556
Patterson UTI Energy, Inc.	3,700	43,327

		89,883

Electrical Work - 1.65%
Comfort Systems USA, Inc.	492	95,241

Electronic Components & Accessories - 1.40%
Hubbell, Inc.	270	81,000

Electronic Computers - 1.52%
Apple, Inc.	461	87,567

Fabricated Rubber Products - 1.46%
Carlisle Cos., Inc.	300	84,123

Fats & Oils - 0.91%
Darling Ingredients, Inc. (2)	1,200	52,644

Fire, Marine & Casualty Insurance - 2.63%
American Financial Group, Inc.	465	53,191
Berkshire Hathaway, Inc. Class B (2)	274	98,640

		151,831

Hospital & Medical Service Plans- 1.29%
UnitedHealth Group, Inc.	135	74,651

Lawn & Garden Tractors & Home Lawn & Gardens Equip - 0.81%
Toro Co.	560	46,480

Life Insurance - 1.48%
Reinsurance Group of America, Inc.	525	85,607

Motor Vehicles & Passenger Car Bodies - 1.67%
Tesla, Inc. (2)	402	96,512

National Commercial Banks - 4.27%
Bank of America Corp.	3,013	91,867
First Horizon Corp.	2,600	33,254
JPMorgan Chase & Co.	777	121,274

		246,395

Ordnance & Accessories (No Vehicles/Guided Missiles) - 1.53%
Axon Enterprise, Inc. (2)	384	88,270

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.29%
RPM International, Inc.	725	74,624

Petroleum Refining - 1.91%
Chevron Corp.	355	50,978
Exxon Mobil Corp.	578	59,384

		110,362

Pharmaceutical Preparations - 8.46%
AbbVie, Inc.	395	56,244
Cytokinetics, Inc. (2)	1,390	46,537
Eli Lilly & Co.	174	102,841
Jazz Pharmaceuticals PLC. (Ireland) (2)	500	59,115
Johnson & Johnson	489	75,629
Merck & Co., Inc.	575	58,926
Pfizer, Inc.	1,100	33,517
United Therapeutics Corp. (2)	229	54,960

		487,769

Printed Circuit Boards - 1.87%
Jabil, Inc.	935	107,824

Pumps & Pumping Equipment - 1.19%
Graco, Inc.	848	68,501

Retail - Auto Dealers & Gasoline Stations - 1.29%
Asbury Automotive Group, Inc. (2)	355	74,486

Retail-Catalog & Mail-Order Houses - 1.92%
Amazon.com, Inc. (2)	758	110,736

Retail-Lumber & Other Building Materials Dealers - 2.69%
Builders FirstSource, Inc. (2)	700	93,877
Home Depot, Inc.	195	61,131

		155,008

Retail - Miscellaneous Shopping Goods Stores - 1.23%
Academy Sports & Outdoors, Inc.	1,400	71,218

Retail- Variety Stores - 1.31%
Five Below, Inc. (2)	400	75,384

Rubber & Plastics Footwear - 1.61%
Deckers Outdoor Corp. (2)	140	92,956

Sawmills & Planting Mills, General - 1.81%
UFP Industries, Inc.	950	104,149

Semiconductors & Related Devices - 4.09%
NVIDIA Corp.	247	115,522
Rambus, Inc. (2)	1,780	120,453

		235,975

Services-Business Services - 4.73%
Fair Isaac Corp. (2)	119	129,424
MasterCard, Inc. Class A	165	68,282
Visa, Inc. Class A	292	74,951

		272,657

Services-Computer Programming, Data Processing - 5.24%
Alphabet, Inc. Class A (2)	701	92,904
Alphabet, Inc. Class C (2)	734	98,297
Meta Platforms, Inc. Class A (2)	340	111,231

		302,432

Services-Engineering Services - 1.16%
Aecom	750	66,645

Services-Help Supply Services - 0.71%
AMN Healthcare Services, Inc. (2)	600	40,680

Services-Management Consulting Services - 0.78%
Exponent, Inc.	588	45,252

Services-Personal Services- 0.96%
Services Corp. International	900	55,143

Services-Prepackaged Software - 2.99%
Microsoft Corp.	295	111,778
SPS Commerce, Inc. (2)	353	60,815

		172,593

Services-Skilled Nursing Care Facilities - 1.15%
Ensign Group, Inc.	621	66,490

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.97%
Procter & Gamble Co.	366	56,188

State Commercial Banks - 1.80%
East West Bancorp, Inc.	965	60,718
Independent Bank Corp.	755	43,050

		103,768

Steel Pipe & Tubes - 1.85%
Ati, Inc. (2)	2,430	106,799

Surety Insurance - 1.20%
Assured Guaranty Ltd. (Bermuda)	1,020	69,268

Surgical & Medical Instruments & Apparatus - 1.12%
Merit Medical Systems, Inc. (2)	900	64,404

Telephone & Telegraph Apparatus - 1.54%
Fabrinet (Thailand) (2)	550	89,045

Water Supply - 1.21%
Essential Utilities, Inc.	1,959	69,760

Wholesale-Machinery, Equipment & Supplies - 1.39%
Applied Industrial Technologies, Inc.	500	80,035

Wholesale-Metals Service Centers & Offices - 1.74%
Reliance Steel & Aluminum Co.	365	100,470

Total Common Stock	(Cost $ 4,446,100)	5,220,398

Exchange Traded Funds - 4.74%

iShares Core S&P Midcap ETF (2)	534	136,736
iShares Core S&P Smallcap ETF (2)	1,422	136,853

Total Exchange Traded Funds	(Cost $ 248,245)	273,589

Real Estate Investment Trust - 2.55%

Agree Realty Corp.	900	53,289
Annaly Capital Management, Inc.	3,000	54,210
Rexford Industrials Realty, Inc.	800	39,376

Total Real Estate Investment Trusts	(Cost $ 191,967)	146,875

Money Market Registered Investment Companies - 2.08%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 5.23% (3)	119,950	119,950

Total Money Market Registered Investment Companies	(Cost $ 119,950)	119,950

Total Investments - 99.86%	(Cost $ 5,006,262)	5,760,812

Other Assets Less Liabilities 0.14%		8,084

Total Net Assets - 100.00%		5,768,896

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$5,760,812	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,760,812	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2023